EMPLOYEE EQUITY INCENTIVE PLAN (Stock-Based Compensation Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Share-based compensation expense	$ 1,045,448	$ 1,547,780	$ 1,573,729
2016	489,493
2017	459,433
2018	118,540
Total	$ 1,067,466
Stock-based compensation, weighted average period	2 years 2 months 26 days